Lease Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lease Liabilities
Lease Liabilities

13.	Lease Liabilities

The Company’s facilities are leased under a number of leases, all of which have been classified as operating leases in accordance with ASC 842, Leases. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date.

The Company used an incremental borrowing rate between 12% to 15%. Total future payments under lease agreements are further disclosed in Note 15 – Financial Instruments and Financial Risk Management.

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2026	$321,961
2027	437,483
2028	374,218
2029	236,577
2030	242,492
Thereafter	1,876,477

Total Future Minimum Lease Payments	$3,489,208

Less: Interest	(1,711,465)

Present Value of Lease Liabilities	1,777,743

Less: Current Portion of Lease Liabilities	(167,154)

Lease Liabilities, Net of Current Portion	$1,610,589

14.	Lease Liabilities

The Company’s facilities are leased under a number of leases, all of which have been classified as operating leases in accordance with ASC 842, Leases. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date.

The Company used an incremental borrowing rate between 12% to 15%. Total future payments under lease agreements are further disclosed in Note 15 – Financial Instruments and Financial Risk Management.

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2026	$429,020
2027	437,483
2028	374,218
2029	236,577
2030	242,492
Thereafter	1,876,477

Total Future Minimum Lease Payments	$3,596,267

Less: Interest	(1,776,862)

Present Value of Lease Liabilities	1,819,405

Less: Current Portion of Lease Liabilities	(160,285)

Lease Liabilities, Net of Current Portion	$1,659,120